Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes	$ 55,895	$ 60,203	$ 27,687
Prior years' benefits	(9,995)	(2,980)	(1,830)
Deferred income taxes	7,585	17,509	56,097
Tax expense	53,485	74,732	81,954
Tax expense alternative
Domestic (Israel)	4,177	33,183	17,373
Foreign (North America)	49,308	41,549	64,581
Tax expense	$ 53,485	$ 74,732	$ 81,954